Investments: Investments in Debt Securities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Investments in Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2013 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,403	$ 153	$ -	$ 2,556
Mortgage-backed securities:
Residential mortgage-backed	3,741	259	-	4,000

Total debt securities	$ 6,144	$ 412	$ -	$ 6,556

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2012 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,697	$ 267	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	5,206	404	-	5,610

Total debt securities	$ 7,903	$ 671	$ -	$ 8,574